Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Financial assets (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash flows	€ 936	€ 153	€ (1,793)
Financial liabilities, class [member]
Disclosure of financial assets [line items]
Cash flows	1,038	(663)	(1,311)
Acquisition	10	(41)
Other	222	148	157
TDIRA [member]
Disclosure of financial assets [line items]
Cash flows			(185)
Other	2		(1)
Bonds, financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	813	(1,385)	(389)
Other	32	(52)	(31)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of financial assets [line items]
Cash flows	135	(496)	(322)
Acquisition	6
Other	(11)	3	5
Cash collateral received [member]
Disclosure of financial assets [line items]
Cash flows	684	358	(230)
NEU Commercial Paper [member]
Disclosure of financial assets [line items]
Cash flows	(456)	903	397
Other	3	(1)
Bank Overdrafts [member]
Disclosure of financial assets [line items]
Cash flows	(39)	173	(37)
Other	(7)
Other financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(1)	(136)	(484)
Acquisition	4	(41)
Other	35	168	(46)
Derivatives [member]
Disclosure of financial assets [line items]
Cash flows	(91)	201	37
Other	(360)	(659)	(29)
Cash collateral paid [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(27)	(642)
Cash flows	(12)	615	(519)
Balance at end of period	€ (38)	€ (27)	€ (642)